UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September 30, 2011

Check here if Amendment [X]; Amendment Number:  1
  This Amendment (Check only one.):     [X] is a restatement.
                                        [ ]adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:        CastleRock Asset Management, Inc.
Address:     101 Park Avenue, 23rd Floor
             New York, NY 10178

Form  13F  File  Number:  028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Paul P. Tanico
Title:     Principal
Phone:     212-251-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Tanico          New York, NY             11/14/11
------------------          ------------          ------------
     [Signature]            [City, State]              [Date]




Report  Type  (Check  only  one.):

[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           0
Form  13F  Information  Table  Entry  Total:     38
Form 13F Information Table Value Total:          487,283
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                              TITLE OF            VALUE          SHRS/  SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP   (x$1000)       PRN AMT PRN  CALL DISCRETION MANAGERS     SOLE     SHARED   NONE
----------------------------------------------------------   ----------------------------------------  ---------- ---------------
AMAZON COM INC                  COM    023135106  17,961         83,066    SH        SOLE       N/A      83,066
APPLE INC                       COM    037833100  22,193         58,201    SH        SOLE       N/A      58,201
AVAGO TECHNOLOGIES LTD          SHS    Y0486S104  13,215        403,266    SH        SOLE       N/A     403,266
BAKER HUGHES INC                COM    057224107  12,792        277,191    SH        SOLE       N/A     277,191
BROADCOM CORP                   CL A   111320107  16,884        507,176    SH        SOLE       N/A     507,176
CALIX INC                       COM    13100M509   4,729        606,230    SH        SOLE       N/A     606,230
CBS CORP NEW                    CL B   124857202  34,805      1,707,817    SH        SOLE       N/A   1,707,817
CITIGROUP INC                 COM NEW  172967424   9,843        384,261    SH        SOLE       N/A     384,261
CLEVELAND BIOLABS INC           COM    185860103     949        375,000    SH        SOLE       N/A     375,000
DANA HLDG CORP                  COM    235825205  15,036      1,432,027    SH        SOLE       N/A   1,432,027
EDWARDS LIFESCIENCES CORP       COM    28176E108  16,993        238,391    SH        SOLE       N/A     238,391
ELAN PLC                        ADR    284131208  11,962      1,136,019    SH        SOLE       N/A   1,136,019
ELECTRONIC ARTS INC             COM    285512109  19,073        932,669    SH        SOLE       N/A     932,669
EQUINIX INC                   COM NEW  29444U502  10,912        122,836    SH        SOLE       N/A     122,836
FINISAR CORP                  COM NEW  31787A507  22,241      1,268,000    SH        SOLE       N/A   1,268,000
HALLIBURTON CO                  COM    406216101  19,016        623,059    SH        SOLE       N/A     623,059
HUMAN GENOME SCIENCES INC       COM    444903108   4,984        392,777    SH        SOLE       N/A     392,777
INCYTE CORP                     COM    45337C102  14,367      1,028,385    SH        SOLE       N/A   1,028,385
INTERDIGITAL INC                COM    45867G101   3,769         80,907    SH        SOLE       N/A      80,907
INTL PAPER CO                   COM    460146103  15,878        682,945    SH        SOLE       N/A     682,945
KANSAS CITY SOUTHERN          COM NEW  485170302   8,368        167,492    SH        SOLE       N/A     167,492
LAS VEGAS SANDS CORP            COM    517834107  24,717        644,691    SH        SOLE       N/A     644,691
LEAR CORP                     COM NEW  521865204  12,597        293,648    SH        SOLE       N/A     293,648
LENNAR CORP                     CL A   526057104  10,205        753,714    SH        SOLE       N/A     753,714
LIFE TECHNOLOGIES CORP          COM    53217V109   5,174        134,623    SH        SOLE       N/A     134,623
MEDASSETS INC                   COM    584045108   6,379        663,745    SH        SOLE       N/A     663,745
NATIONAL OILWELL VARCO INC      COM    637071101  13,146        256,652    SH        SOLE       N/A     256,652
NEWMONT MINING CORP             COM    651639106  16,078        255,422    SH        SOLE       N/A     255,422
ONYX PHARMACEUTICALS INC        COM    683399109  13,772        458,908    SH        SOLE       N/A     458,908
PRECISION CASTPARTS CORP        COM    740189105  10,217         65,722    SH        SOLE       N/A      65,722
PROGRESSIVE WASTE SOLUTIONS     COM    74339G101   5,355        260,192    SH        SOLE       N/A     260,192
RALPH LAUREN CORP               CL A   751212101  12,370         95,373    SH        SOLE       N/A      95,373
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A 848574109   7,534        472,322    SH        SOLE       N/A     472,322
THORATEC CORP                 COM NEW  885175307  13,637        417,806    SH        SOLE       N/A     417,806
TIFFANY & CO NEW                COM    886547108   7,643        125,661    SH        SOLE       N/A     125,661
WEATHERFORD INTERNATIONAL LTD REG SHS  H27013103   7,089        580,595    SH        SOLE       N/A     580,595
WYNN RESORTS LTD                COM    983134107   5,353         46,518    SH        SOLE       N/A      46,518
YAMANA GOLD INC                 COM    98462Y100  20,048      1,467,675    SH        SOLE       N/A   1,467,675

                                 38              487,283
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